Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Keeley Gabelli Small Cap Dividend Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.22%	8.38%	8.19%
Keeley Gabelli Small Cap Dividend Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]	(0.88%)	6.13%	6.45%
Keeley Gabelli Small Cap Dividend Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]	0.91%	6.31%	6.31%
Keeley Gabelli Small Cap Dividend Fund Class A | Russell 2000® Value Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]	12.59%	8.88%	9.27%
Keeley Gabelli Small Cap Dividend Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.20%	9.64%	8.96%
Keeley Gabelli SMID Cap Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	[5]	4.73%	9.30%	9.20%
Keeley Gabelli SMID Cap Value Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]	2.52%	5.81%	6.12%
Keeley Gabelli SMID Cap Value Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]	4.42%	6.77%	6.76%
Keeley Gabelli SMID Cap Value Fund Class A | Russell 2500® Value Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5],[7]	12.73%	10.02%	9.72%
Keeley Gabelli SMID Cap Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent	[5]	9.90%	10.59%	9.98%
Keeley Gabelli Mid Cap Dividend Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	[8]	4.20%	9.64%	9.33%
Keeley Gabelli Mid Cap Dividend Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9],[10]	2.83%	8.45%	8.50%
Keeley Gabelli Mid Cap Dividend Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9],[10]	3.46%	7.50%	7.52%
Keeley Gabelli Mid Cap Dividend Fund Class A | Russell Midcap® Value Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8],[11]	11.05%	9.83%	9.78%
Keeley Gabelli Mid Cap Dividend Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent	[8]	9.36%	10.93%	10.10%

[1]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
[3]	After tax returns as of December 31, 2025, may be higher or lower than the performance shown above due to the ultimate tax characterization of REITs held in the Fund’s portfolio.
[4]	The Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe and includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index is an unmanaged index that measures the performance of the smallest 2,000 companies by market capitalization of the Russell 3000® Index.
[5]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
[7]	The Russell 2500™ Value Index is an unmanaged index that measures the performance of the small to mid-cap value segment of the U.S. equity universe and includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500® Index is an unmanaged index that measures the performance of the 2,500 smallest companies by market capitalization of the Russell 3000® Index.
[8]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
[10]	After tax returns as of December 31, 2025, may be higher or lower than the performance shown above due to the ultimate tax characterization of REITs held in the Fund’s portfolio.
[11]	The Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe and includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies by market capitalization of the Russell 1000® Index.